UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22704

CAMBRIA ETF TRUST
(Exact name of Registrant as specified in charter)
________

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2018

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments

The Trust’s Schedule of Investments as of the close of the reporting period is prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 99.1%
Consumer Discretionary — 21.7%
American Eagle Outfitters	96,188	$1,138,866
Best Buy	23,617	1,377,816
CalAtlantic Group	25,416	892,102
Carnival	13,248	884,702
CBS, Cl B	18,864	1,241,817
Children's Place	15,729	1,661,769
Cooper Tire & Rubber	31,110	1,137,070
Dillard's, Cl A	6,724	496,366
Finish Line, Cl A	45,024	619,530
Francesca's Holdings*	49,439	481,041
Gap	40,032	953,962
Group 1 Automotive	14,124	841,084
Guess?	61,781	806,860
Home Depot	13,076	1,956,170
Kohl's	22,066	912,429
Lear	7,329	1,086,085
Lowe's	22,320	1,727,568
Macy's	14,212	337,535
Marriott Vacations Worldwide	7,272	849,733
Office Depot	159,048	933,612
O'Reilly Automotive*	7,330	1,497,519
Six Flags Entertainment	26,577	1,511,434
Sturm Ruger	13,104	754,790
Target	12,855	728,493
Visteon*	7,745	863,877
Whirlpool	7,290	1,296,745
		26,988,975
Consumer Staples — 5.2%
Archer-Daniels-Midland	11,624	490,300
CVS Health	15,408	1,231,561
Dr Pepper Snapple Group	18,216	1,660,571
Nu Skin Enterprises, Cl A	27,121	1,718,387
Wal-Mart Stores	16,518	1,321,275
		6,422,094
Energy — 2.7%
CVR Energy	32,852	621,231
HollyFrontier	24,411	704,013
Murphy Oil	34,770	924,187
Valero Energy	15,851	1,093,244
		3,342,675

Description	Shares	Value

Financials — 33.8%
Aflac	17,149	$1,367,633
Allstate	20,510	1,866,410
American Express	13,090	1,115,661
American Financial Group	10,476	1,062,266
American International Group	19,585	1,281,838
Ameriprise Financial	10,807	1,565,718
Assurant	16,247	1,710,322
Assured Guaranty	43,136	1,941,551
Axis Capital Holdings	25,592	1,652,731
Bank of America	56,112	1,353,421
CNO Financial Group	60,804	1,391,196
Everest Re Group	7,610	1,996,788
Fairfax Financial Holdings	1,345	640,616
Fifth Third Bancorp	51,408	1,372,594
Franklin Resources	20,016	896,317
Green Dot, Cl A*	54,400	2,189,056
Hartford Financial Services Group	23,577	1,296,735
JPMorgan Chase	11,225	1,030,455
Leucadia National	41,670	1,084,670
Lincoln National	17,678	1,291,555
M&T Bank	5,544	904,504
MetLife	16,848	926,640
PNC Financial Services Group	8,563	1,102,914
Principal Financial Group	16,336	1,090,428
Prospect Capital	117,866	962,965
Prudential Financial	9,725	1,101,162
State Street	10,080	939,758
SunTrust Banks	29,918	1,714,002
Synovus Financial	23,509	1,022,171
Travelers	13,398	1,716,150
Unum Group	32,184	1,613,384
US Bancorp	17,414	919,111
		42,120,722
Health Care — 1.4%
Express Scripts Holding*	15,086	944,987
McKesson	5,256	850,789
		1,795,776
Industrials — 17.3%
Cummins	11,055	1,856,134
Delta Air Lines	24,867	1,227,435
Eaton	24,059	1,882,617
GATX	17,346	1,072,503

Cambria Investment Management
Schedule of Investments ● Cambria Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

General Dynamics	5,003	$982,239
Greenbrier	26,281	1,182,645
ManpowerGroup	13,754	1,473,741
MRC Global*	63,358	1,035,270
Northrop Grumman	9,181	2,415,797
Parker-Hannifin	11,498	1,908,438
Robert Half International	18,576	840,564
Southwest Airlines	34,298	1,903,882
Spirit AeroSystems Holdings, Cl A	15,624	944,158
United Continental Holdings*	27,414	1,855,380
Wabash National	50,738	968,081
		21,548,884
Information Technology — 8.5%
Apple	12,663	1,883,368
Applied Materials	26,504	1,174,392
Corning	52,038	1,516,387
HP	43,733	835,300
NetApp	14,253	618,865
Sanmina*	45,801	1,641,966
Texas Instruments	24,264	1,974,605
Xerox	31,176	956,168
		10,601,051
Materials — 6.7%
Alcoa	42,515	1,547,546
Huntsman	60,693	1,615,647
LyondellBasell Industries, Cl A	9,322	839,819
Packaging Corp of America	18,466	2,021,658
Trinseo	16,566	1,164,590
Worthington Industries	21,570	1,092,952
		8,282,212
Real Estate — 0.7%
Realogy Holdings	27,936	927,475

Telecommunication Services — 0.4%
CenturyLink	19,180	446,318

Utilities — 0.7%
AES	75,282	841,653

Total Common Stock
(Cost $102,645,787)		123,317,835

Description	Value

Total Investments - 99.1%
(Cost $102,645,787)†	$123,317,835
Other Assets and Liabilities - 0.9%	1,161,879
Net Assets - 100.0%	$124,479,714

Percentages are based on Net Assets.

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $102,645,787, and the unrealized appreciation and depreciation were $25,226,467 and $(4,554,419), respectively.

Cl — Class

As of July 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-001-0900

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 98.0%
Australia — 8.4%
Cabcharge Australia	127,057	$221,587
Caltex Australia	15,203	378,737
CIMIC Group	18,898	626,204
Fortescue Metals Group	90,136	413,905
Monadelphous Group	85,711	1,044,303
Myer Holdings	318,640	193,733
Qantas Airways	91,656	390,088
Seven Group Holdings	74,197	709,917
		3,978,474
Austria — 1.6%
OMV	13,386	757,770

Belgium — 1.1%
Ageas	11,112	500,720

Canada — 10.4%
Capital Power	23,750	468,809
Ensign Energy Services	64,600	345,604
Genworth MI Canada	14,570	425,034
Great Canadian Gaming *	600	11,675
Great-West Lifeco	13,311	379,872
IGM Financial	9,090	305,928
Labrador Iron Ore Royalty	22,204	306,680
Magna International	11,552	550,938
Metro, Cl A	23,716	803,310
Rogers Sugar	93,720	481,849
Sandvine	135,368	475,566
TFI International	14,562	342,340
		4,897,605
Denmark — 5.4%
Novo Nordisk, Cl B	8,073	344,522
Pandora	4,261	490,382
Spar Nord Bank	30,514	410,431
Topdanmark *	17,724	606,294
Tryg	30,937	697,803
		2,549,432
Finland — 2.0%
Kesko, Cl B	8,972	453,836
Metso	509	16,197
Stora Enso, Cl R	1,392	18,621

Description	Shares	Value

UPM-Kymmene	17,062	$464,754
		953,408
France — 9.6%
AXA	13,769	406,840
BNP Paribas	8,671	673,056
Casino Guichard Perrachon	6,972	425,382
CNP Assurances	24,513	591,976
Engie	17,688	284,875
Metropole Television	21,017	508,917
Natixis	80,560	585,837
Neopost	14,592	668,847
Solocal Group *	381,444	383,819
		4,529,549
Germany — 2.4%
E.ON	662	6,554
Freenet	16,508	557,536
Muenchener Rueckversicherungs	2,743	589,358
		1,153,448
Hong Kong — 4.6%
Hang Lung Properties	131,412	327,403
Li & Fung	386,048	141,355
Shandong Chenming Paper Holdings, Cl H	323,000	495,409
Shanghai Industrial Holdings	102,912	297,769
Swire Pacific, Cl A	833	8,308
Television Broadcasts	1,968	7,206
Xinyi Glass Holdings	456,000	471,716
Yingde Gases Group (A)	518,000	397,910
		2,147,076
Italy — 3.0%
Saras	164,160	377,587
Societa Cattolica di Assicurazioni SCRL	48,412	418,649
STMicroelectronics	37,333	637,729
		1,433,965
Japan — 19.6%
Aoyama Trading	300	10,463
Autobacs Seven	800	13,338
Brother Industries	15,200	388,807
Dai Nippon Printing	35,052	386,941
DIC	8,700	330,260
Duskin	15,200	412,935
Hokkoku Bank	114,000	461,191
ITOCHU	30,400	477,184

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

Mixi	7,600	$418,450
Nabtesco	14,700	478,021
Nikkiso	34,200	353,959
Nippon Express	76,000	486,008
Nitto Boseki	76,000	443,267
NOF	38,000	517,030
NTT DOCOMO	19,370	450,318
Sankyo	8,149	267,580
Sumitomo Bakelite	76,000	553,567
Suzuki Motor	7,600	360,542
TOKAI Holdings	45,400	349,215
Toyo Kanetsu	190,000	622,160
Tsugami	38,000	305,048
UT Group	64,600	1,163,146
Zeon	1,000	12,545
		9,261,975
Netherlands — 1.7%
Aegon	95,532	535,936
BinckBank	45,830	252,332
		788,268
New Zealand — 0.8%
SKY Network Television	145,283	361,145
Tower	10,649	7,518
		368,663
Norway — 5.9%
DNB	31,319	615,797
Grieg Seafood	51,110	420,562
Salmar	34,982	909,825
Telenor	19,193	383,965
Yara International	10,998	438,222
		2,768,371
Portugal — 1.9%
EDP - Energias de Portugal	130,852	464,706
Galp Energia SGPS	27,788	445,403
		910,109
Singapore — 0.9%
Venture	44,480	432,278

Spain — 2.9%
Endesa	16,954	401,603
Gas Natural SDG	23,048	539,953

Description	Shares	Value

Mediaset Espana Comunicacion	33,158	$418,037
		1,359,593
Sweden — 3.8%
JM	16,546	580,785
Peab	31,654	371,671
SSAB, Cl A *	110,143	556,458
Telia	55,916	262,827
		1,771,741
Switzerland — 2.1%
Adecco Group	163	12,440
Swiss Re	5,065	488,455
Zurich Insurance Group	1,672	509,753
		1,010,648
United Kingdom — 9.9%
Cape	107,560	370,397
Carillion	97,634	73,169
Centamin	193,154	423,047
EI Group *	245,898	462,324
HSBC Holdings	51,546	514,834
Intermediate Capital Group	53,448	639,963
J Sainsbury	122,791	396,602
Kingfisher	85,663	332,742
Legal & General Group	84,676	299,861
Rio Tinto	10,342	480,312
Royal Mail	49,364	262,542
Vodafone Group	133,345	390,577
		4,646,370

Total Common Stock
(Cost $42,181,720)		46,219,463

Total Investments - 98.0%
(Cost $42,181,720)†		$46,219,463
Other Assets and Liabilities - 2.0%		937,213
Net Assets - 100.0%		$47,156,676

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2017, was $397,910 and represents 0.8% of Net Assets.

†	At July 31, 2017, the tax basis cost of the Fund's investments was $42,181,720, and the unrealized appreciation and depreciation were $6,226,121 and $(2,188,378), respectively.

Cambria Investment Management
Schedule of Investments ● Cambria Foreign Shareholder Yield ETF ● July 31, 2017 (unaudited)

Cl — Class

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$45,821,553	$—	$397,910	$46,219,463
Total Investments in Securities	$45,821,553	$—	$397,910	$46,219,463

(1)
As of July 31, 2017, the Level 3 security is not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock

Beginning Balance as of April 30, 2017	$-
Transfers into Level 3	397,910
Ending Balance as of July 31, 2017	$397,910

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 7/31/17	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$397,910	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.2%

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-002-0800

Cambria Investment Management
Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 96.5%
Brazil — 9.1%
Cia de Gas de Sao Paulo - COMGAS	7,200	$101,292
Ez Tec Empreendimentos e Participacoes	21,600	135,903
Magazine Luiza	9,000	1,062,100
		1,299,295
China — 1.5%
China Petroleum & Chemical ADR	1,503	114,513
CNOOC ADR	873	98,169
		212,682
Colombia — 0.9%
Banco de Bogota	5,499	125,407

Czech Republic — 1.2%
O2 Czech Republic	13,239	169,143

Greece — 3.0%
Aegean Airlines	14,769	144,588
Hellenic Petroleum	12,159	112,703
Motor Oil Hellas Corinth Refineries	7,524	169,677
		426,968
Hong Kong — 9.9%
Fantasia Holdings Group	378,000	55,170
Greatview Aseptic Packaging	171,000	98,517
Greenland Hong Kong Holdings	315,000	116,953
Guangzhou R&F Properties	79,200	141,552
Guolian Securities, Cl H	202,500	102,406
Industrial & Commercial Bank of China, Cl H	162,000	113,451
Red Star Macalline Group, Cl H (A)	108,000	112,137
Shenzhen Expressway, Cl H	126,000	112,598
Sinopec Shanghai Petrochemical ADR	2,277	130,427
Tianneng Power International	162,000	128,591
Weiqiao Textile, Cl H *(B) (C)	99,000	70,725
Xingda International Holdings	270,000	116,838
Zoomlion Heavy Industry Science and Technology	234,000	119,235
		1,418,600
Hungary — 2.3%
MOL Hungarian Oil & Gas	1,809	156,568
OTP Bank	4,788	178,213
		334,781

Description	Shares	Value

India — 7.6%
Chennai Petroleum	24,797	$149,590
GHCL	35,374	130,272
Hindustan Petroleum	11,691	69,835
Hindustan Zinc	38,088	167,964
Indian Oil	28,874	165,476
Mphasis	13,653	128,674
Rural Electrification	59,760	163,068
Sonata Software	45,172	117,417
		1,092,296
Mexico — 0.8%
Rassini, Cl A	48,600	113,184

Poland — 2.5%
Budimex	2,484	152,670
Polski Koncern Naftowy ORLEN	6,714	198,577
		351,247
Russia — 5.1%
Center for Cargo Container Traffic TransContainer PJSC	2,295	116,688
Gazprom PJSC ADR	25,425	99,412
LUKOIL PJSC ADR	2,574	121,338
M.Video PJSC	23,589	160,614
Rosneft PJSC GDR	18,784	96,362
Tatneft PJSC ADR	3,690	139,556
		733,970
South Africa — 11.2%
Assore	8,298	134,430
Barclays Africa Group	8,847	97,071
Bidvest Group	11,466	145,897
Coronation Fund Managers	23,751	123,128
Exxaro Resources	6,984	57,722
FirstRand	34,254	134,794
Imperial Holdings	10,647	140,444
Liberty Holdings	12,627	108,279
Sanlam	25,596	128,866
Sasol ADR	4,014	120,982
Standard Bank Group	12,339	153,296
Telkom SOC	24,516	121,010
Wilson Bayly Holmes-Ovcon	12,978	135,307
		1,601,226

Cambria Investment Management
Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

South Korea — 14.8%
Dongbu Insurance	216	$15,461
GS Holdings	2,637	177,677
Hana Financial Group	5,436	247,743
Hyosung	981	146,837
Hyundai Marine & Fire Insurance	4,356	176,724
Korea Electric Power ADR	4,275	85,799
LG Uplus	10,367	154,247
LS	2,250	169,295
Meritz Fire & Marine Insurance	6,210	131,242
POSCO ADR	2,385	179,161
Samsung Electronics	90	193,825
SK Innovation	927	146,209
S-Oil	702	73,083
Woori Bank	13,032	222,431
		2,119,734
Taiwan — 21.0%
Actron Technology	27,000	95,677
Asustek Computer	9,000	83,754
Aten International	45,000	116,541
Chang Wah Electromaterials	27,000	122,949
Chaun-Choung Technology	18,000	75,409
Chicony Electronics	45,280	116,517
Chilisin Electronics	45,000	112,368
Chin-Poon Industrial	54,000	106,764
Chunghwa Telecom ADR	2,916	98,619
CyberPower Systems	27,000	84,678
Elite Advanced Laser	32,400	133,053
Elite Material	36,000	178,239
Hon Hai Precision Industry	36,000	140,087
Micro-Star International	36,000	93,471
MPI *	36,000	109,685
Nishoku Technology	18,000	46,855
Pegatron	36,000	117,553
Phison Electronics	18,000	250,369
Powertech Technology	45,000	145,899
Shin Zu Shing	36,000	109,923
Simplo Technology *	36,000	114,454
Sitronix Technology	36,000	115,050
Syncmold Enterprise	9,000	19,463
Thinking Electronic Industrial	36,000	112,189
Topco Scientific	36,000	110,281

Description	Shares	Value

Tripod Technology	54,000	$176,331
		2,986,178
Thailand — 1.8%
PTT Exploration & Production	47,529	125,691
Thai Oil	52,200	134,514
		260,205
Turkey — 3.8%
Aksa Akrilik Kimya Sanayii	27,657	109,470
Aygaz	27,810	127,381
Kordsa Teknik Tekstil	50,706	123,042
Tekfen Holding	26,748	83,071
Vestel Beyaz Esya Sanayi ve Ticaret	24,507	92,823
		535,787

Total Common Stock
(Cost $11,670,710)		13,780,703

Total Investments - 96.5%
(Cost $11,670,710)†		$13,780,703
Other Assets and Liabilities - 3.5%		506,269
Net Assets - 100.0%		$14,286,972

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2017 was $112,137 and represents 0.8% of Net Assets.

(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2017, was $70,725 and represents 0.5% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2017 was $70,725 and represented 0.5% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $11,670,710, and the unrealized appreciation and depreciation were $2,296,631 and $(186,638), respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

Cambria Investment Management
Schedule of Investments ● Cambria Emerging Shareholder Yield ETF ● July 31, 2017 (unaudited)

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$13,709,978	$—	$70,725	$13,780,703
Total Investments in Securities	$13,709,978	$—	$70,725	$13,780,703

(1)
As of July 31, 2017, the Level 3 security is not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Common Stock

Beginning Balance as of April 30, 2017	$59,184
Net sales	11,840
Realized gain/(loss)	(1,417)
Change in unrealized appreciation/(depreciation)	1,118
Ending Balance as of July 31, 2017	$70,725

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of July 31, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at 7/31/17	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$70,725	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0.0%

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-008-0300

Cambria Investment Management
Schedule of Investments ● Cambria Global Momentum ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.7%
Cambria Emerging Shareholder Yield ETF‡	153,210	$4,938,295
Cambria Foreign Shareholder Yield ETF‡	164,520	4,086,677
Cambria Global Value ETF‡	185,603	4,619,659
Cambria Shareholder Yield ETF‡	104,750	3,625,398
iShares Global Financials ETF	68,352	4,470,221
iShares Global Infrastructure ETF	79,366	3,592,899
iShares Global Materials ETF	74,570	4,699,394
iShares Global Tech ETF	33,017	4,518,376
iShares Global Utilities ETF	77,906	3,919,451
iShares Micro-Capital ETF	41,028	3,616,618
iShares Mortgage Real Estate Capped ETF	88,187	4,100,696
PowerShares DB Base Metals Fund	299,994	5,033,899
SPDR Bloomberg Barclays High Yield Bond ETF	107,621	4,025,025
Vanguard FTSE Developed Markets ETF	95,066	4,041,256
Vanguard FTSE Emerging Markets ETF	132,998	5,720,244
Vanguard Small-Capital ETF	26,563	3,643,115
WisdomTree Emerging Markets SmallCap Dividend Fund	90,715	4,329,827

Total Exchange Traded Funds
(Cost $67,046,606)		72,981,050

Total Investments - 99.7%
(Cost $67,046,606)†		$72,981,050
Other Assets and Liabilities - 0.3%		245,460
Net Assets - 100.0%		$73,226,510

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended July 31, 2017 are as follows:

Value of Shares Held as of 04/30/17	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/17	Dividend Income
Cambria Emerging Shareholder Yield ETF
$ 3,867,209	$738,167	$-	$332,919	$-	$4,938,295	$69,396
Cambria Foreign Shareholder Yield ETF
$ 3,129,618	$702,218	$-	$254,841	$-	$4,086,677	$68,695
Cambria Global Value ETF
$ 3,566,743	$694,786	$-	$358,130	$-	$4,619,659	$53,666
Cambria Shareholder Yield ETF
$ 3,003,050	$558,657	$-	$63,691	$-	$3,625,398	$12,233

†	At July 31, 2017, the tax basis cost of the Fund's investments was $67,046,606, and the unrealized appreciation and depreciation were $6,013,272 and $(78,828), respectively.

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
SPDR — Standard & Poor’s Depositary Receipt

As of July 31, 2017, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-004-0600

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 95.8%
Austria — 12.8%
Agrana Beteiligungs	11,544	$1,564,728
AMAG Austria Metall (A)	41,451	2,301,361
Erste Group Bank	39,516	1,642,641
EVN	94,017	1,439,626
Lenzing	22,683	4,054,660
OMV	30,969	1,753,128
Raiffeisen Bank International	42,624	1,257,416
UNIQA Insurance Group	105,561	1,093,049
Vienna Insurance Group Wiener Versicherung Gruppe	28,416	857,115
Voestalpine	31,413	1,593,818
		17,557,542
Brazil — 5.4%
AMBEV	191,475	1,173,405
Banco do Brasil	146,687	1,350,517
Banco Santander Brasil	260,968	2,134,877
Cia Siderurgica Nacional *	336,441	825,364
Cosan Industria e Comercio	95,016	1,096,918
JBS	353,137	867,455
		7,448,536
Czech Republic — 7.8%
CEZ	69,734	1,265,658
Fortuna Entertainment Group	212,676	1,409,262
Komercni Banka	38,915	1,678,411
Pegas Nonwovens	45,621	2,101,606
Philip Morris CR	2,553	1,761,225
Unipetrol	184,260	2,458,662
		10,674,824
Greece — 8.8%
Alpha Bank AE *	25,319	60,845
Athens Water Supply & Sewage	120,435	882,511
Bank of Greece	65,268	1,047,700
FF Group *	18,687	447,962
Hellenic Petroleum	138,417	1,283,004
Hellenic Telecommunications Organization	62,870	802,304
HOLDING CO ADMIE IPTO *	137,567	332,217
Intralot -Integrated Lottery Systems & Services *	449,217	627,502
JUMBO	53,567	897,286
Karelia Tobacco	4,662	1,572,047
Motor Oil Hellas Corinth Refineries	102,564	2,312,953

Description	Shares	Value

Mytilineos Holdings	76,590	$761,602
National Bank of Greece *	31,435	12,727
OPAP	62,061	714,105
Piraeus Bank *(B)	14,445	3,967
Public Power	137,567	364,787
		12,123,519
Italy — 5.9%
Atlantia	46,566	1,416,152
Enel	261,183	1,491,520
Eni	57,609	911,798
Intesa Sanpaolo	366,555	1,263,594
Saipem *	5,934	24,305
Telecom Italia *	1,023,023	1,054,220
UniCredit	18,343	361,327
Unipol Gruppo Finanziario	192,141	900,725
UnipolSai	280,779	650,478
		8,074,119
Norway — 6.3%
Aker Solutions	174,342	872,946
DNB	51,890	1,020,266
Gjensidige Forsikring	39,751	688,565
Norsk Hydro	160,735	1,037,448
Petroleum Geo-Services	232,691	508,716
Statoil	39,331	737,314
Storebrand	171,831	1,434,684
Telenor	40,220	804,620
TGS Nopec Geophysical	41,526	877,751
Yara International	16,886	672,833
		8,655,143
Poland — 8.7%
Alior Bank *	23,889	425,860
Asseco Poland	29,555	371,683
Bank Millennium	262,331	562,490
Bank Pekao	10,833	385,026
Bank Zachodni WBK	5,476	578,782
CCC	10,136	687,808
Cyfrowy Polsat	75,659	538,656
Energa	70,057	248,022
Eurocash	56,211	555,427
Grupa Azoty	21,536	421,646
Grupa Lotos *	64,411	869,143
ING Bank Slaski *	13,376	736,549
KGHM Polska Miedz	15,708	534,266

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

LLP SA *	263	$511,993
Lubelski Wegiel Bogdanka	20,782	414,918
mBank	3,935	497,928
Orange Polska	183,056	277,454
PGE Polska Grupa Energetyczna	83,707	304,960
Polski Koncern Naftowy ORLEN	29,434	870,557
Polskie Gornictwo Naftowe i Gazownictwo	342,372	636,041
Powszechna Kasa Oszczednosci Bank Polski	56,508	578,791
Powszechny Zaklad Ubezpieczen	40,775	502,239
Tauron Polska Energia	395,604	419,176
		11,929,415
Portugal — 9.9%
Altri SGPS	56,749	257,968
Banco BPI, Cl G *	158,423	198,793
Banco Comercial Portugues, Cl R *	55,455	15,847
Banco Espirito Santo *(B) (C)	318,087	—
BANIF - Banco Internacional do Funchal *(B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *	381,396	155,314
Corticeira Amorim SGPS	359,751	5,025,288
CTT-Correios de Portugal	22,556	147,207
EDP - Energias de Portugal	359,230	1,275,765
Galp Energia SGPS	100,734	1,614,625
Jeronimo Martins SGPS	33,130	652,019
Mota-Engil SGPS	65,492	184,519
Navigator	54,009	232,726
NOS SGPS	33,418	212,833
Pharol SGPS *	652,631	255,725
REN - Redes Energeticas Nacionais SGPS	82,432	267,377
Semapa-Sociedade de Investimento e Gestao	96,459	1,873,251
Sonae	778,110	895,332
Teixeira Duarte	944,721	371,295
		13,635,884
Russia — 8.8%
Alrosa PJSC	1,347,984	1,885,915
Gazprom Neft PJSC	357,420	1,193,193
Gazprom PJSC	398,157	773,140
Rosneft PJSC	211,344	1,100,375
Sberbank of Russia PJSC	613,941	1,689,441
Severstal PJSC	177,156	2,470,228
Unipro PJSC	23,931,156	980,221
Uralkali	315,351	687,770

Description	Shares	Value

VTB Bank PJSC	1,379,376,798	$1,377,070
		12,157,353
Singapore — 6.0%
CapitaLand	310,800	846,292
City Developments	99,900	830,073
ComfortDelGro	421,800	719,004
Golden Agri-Resources	3,207,900	935,041
Jardine Cycle & Carriage	22,200	661,175
Oversea-Chinese Banking	111,000	930,495
SATS	222,000	791,248
Sembcorp Industries	366,300	873,076
Singapore Airlines	111,000	851,042
United Overseas Bank	44,400	786,006
		8,223,452
Spain — 8.5%
Acciona	14,245	1,218,364
Banco Bilbao Vizcaya Argentaria	115,155	1,042,985
Banco Santander	159,959	1,093,358
CaixaBank	230,146	1,203,121
Enagas	37,766	1,067,833
Endesa	44,634	1,057,280
Ferrovial	50,735	1,095,793
Gas Natural SDG	55,421	1,298,366
Iberdrola	170,199	1,342,669
Mapfre	353,029	1,316,848
		11,736,617
Turkey — 6.9%
Akbank	310,689	923,411
Eregli Demir ve Celik Fabrikalari	468,420	1,043,492
Haci Omer Sabanci Holding	278,055	854,071
KOC Holding	178,821	832,281
Petkim Petrokimya Holding	612,387	1,118,857
Turkiye Halk Bankasi	249,528	1,069,907
Turkiye Is Bankasi, Cl C	425,463	915,156
Turkiye Sise ve Cam Fabrikalari	727,564	930,296
Turkiye Vakiflar Bankasi TAO, Cl D	487,623	975,426
Yapi ve Kredi Bankasi	690,642	890,936
		9,553,833

Total Common Stock
(Cost $122,936,253)		131,770,237

Cambria Investment Management
Schedule of Investments ● Cambria Global Value ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

PREFERRED STOCK — 3.1%
Brazil — 3.1%
Banco Bradesco	157,280	$1,518,152
Cia Energetica de Minas Gerais	239,094	651,722
Telefonica Brasil	73,704	1,101,891
Vale	112,379	1,056,633
Total Preferred Stock (Cost $4,938,987)		4,328,398

Total Investments - 98.9%
(Cost $127,875,240)†		$136,098,635
Other Assets and Liabilities - 1.1%		1,514,201
Net Assets - 100.0%		$137,612,836

Percentages are based on Net Assets.

*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2017 was $2,301,361 and represents 1.7% of Net Assets.

(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of July 31, 2017, was $3,967 and represents 0.0% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2017 was $0 and represented 0.0% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $127,875,240, and the unrealized appreciation and depreciation were $20,124,315 and $(11,900,920), respectively.

Cl — Class
PJSC — Private Joint Stock Company

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$131,766,270	$3,967	$—	$131,770,237
Preferred Stock	4,328,398	—	—	4,328,398
Total Investments in Securities	$136,094,668	$3,967	$—	$136,098,635

(1)
Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-003-0700

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2017 (unaudited)

Description		Face Amount(1)	Value

SOVEREIGN DEBT — 86.2%
Argentina — 4.6%
Argentine Bonos del Tesoro
18.200%, 10/03/21	ARS	2,602,516	$152,347
16.000%, 10/17/23	ARS	2,580,368	148,379
15.500%, 10/17/26	ARS	2,472,141	155,637
			456,363
Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	203,000	193,034
4.750%, 07/21/25 (A)	AUD	217,000	196,407
			389,441
Brazil — 8.0%
Brazilian Government International Bond
8.500%, 01/05/24	BRL	2,450,000	786,458

China — 5.1%
China Government Bond
3.160%, 06/27/23	CNY	3,500,000	499,999

Colombia — 3.1%
Colombian TES
11.000%, 07/24/20	COP	399,000,000	151,851
7.000%, 05/04/22	COP	441,000,000	152,066
			303,917
Greece — 5.1%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	112,000	135,383
3.650%, 02/24/23 (B)	EUR	81,396	90,318
3.650%, 02/24/24 (B)	EUR	252,728	275,160
			500,861
Hungary — 4.7%
Hungary Government Bond
6.000%, 11/24/23	HUF	46,410,000	220,161
5.500%, 06/24/25	HUF	47,390,000	219,656
3.000%, 06/26/24	HUF	5,740,000	23,098
			462,915
Indonesia — 2.7%
Indonesia Government International Bond
8.375%, 03/15/24	IDR	1,652,000,000	133,919
7.000%, 05/15/27	IDR	1,778,000,000	133,910
			267,829
Malaysia — 4.3%
Malaysia Government Bond
4.498%, 04/15/30	MYR	995,000	235,188
4.392%, 04/15/26	MYR	70,000	16,656
4.181%, 07/15/24	MYR	642,000	151,579

Description		Face Amount(1)	Value

Malaysia Government Investment Issue
4.070%, 09/30/26	MYR	70,000	$16,214
			419,637
Mexico — 6.0%
Mexican Bonos
10.000%, 12/05/24	MXN	1,767,500	117,572
8.500%, 05/31/29	MXN	2,812,600	177,880
7.500%, 06/03/27	MXN	833,700	48,970
5.750%, 03/05/26	MXN	4,812,500	251,052
			595,474
New Zealand — 2.6%
New Zealand Government Bond
4.500%, 04/15/27	NZD	301,000	254,298

Philippines — 4.0%
Philippine Government Bond
8.000%, 07/19/31	PHP	15,182,800	391,943

Poland — 4.8%
Republic of Poland
5.750%, 04/25/29	PLN	994,000	339,313
3.250%, 07/25/25	PLN	231,000	64,525
2.500%, 07/25/26	PLN	252,000	65,857
			469,695
Portugal — 5.4%
Portugal Obrigacoes do Tesouro OT
4.125%, 04/14/27 (A)	EUR	202,646	265,097
3.875%, 02/15/30 (A)	EUR	212,208	265,090
			530,187
Romania — 4.5%
Romania Government Bond
5.850%, 04/26/23	RON	490,000	146,148
5.800%, 07/26/27	RON	490,000	146,859
4.750%, 02/24/25	RON	525,000	146,749
			439,756
Russia — 5.2%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	15,127,000	250,725
7.600%, 07/20/22	RUB	8,722,000	144,273
7.000%, 01/25/23	RUB	7,056,000	113,308
			508,306
South Africa — 4.0%
Republic of South Africa Government Bond
8.250%, 03/31/32	ZAR	1,485,491	102,548
8.000%, 01/31/30	ZAR	2,726,857	189,251
7.000%, 02/28/31	ZAR	1,666,364	104,610
			396,409

Cambria Investment Management
Schedule of Investments ● Cambria Sovereign Bond ETF ● July 31, 2017 (unaudited)

Description		Face Amount(1)	Value

Thailand — 3.7%
Thailand Government Bond
3.625%, 06/16/23	THB	11,127,000	$363,374

Turkey — 4.4%
Turkey Government Bond
10.600%, 02/11/26	TRY	63,000	18,187
10.400%, 03/20/24	TRY	280,000	79,878
9.000%, 07/24/24	TRY	70,000	18,627
8.800%, 09/27/23	TRY	63,000	16,648
8.000%, 03/12/25	TRY	594,016	148,279
7.100%, 03/08/23	TRY	603,326	147,859
			429,478
Total Sovereign Debt
(Cost $7,984,647)			8,466,340

Total Investments - 86.2%
(Cost $7,984,647)†			$8,466,340
Other Assets and Liabilities - 13.8%			1,352,459
Net Assets - 100.0%			$9,818,799

Percentages are based on Net Assets.

(1)	In foreign currency unless otherwise indicated.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities are deemed to be liquid by the Board of Trustees. The total value of such securities at July 31, 2017 was $861,977 and represents 8.8% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2017. The coupon on a step bond changes on a specified date.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $7,984,647, and the unrealized appreciation and depreciation were $546,551 and $(64,858), respectively.

ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CNY — Chinese Yuan
COP — Colombian Peso
EUR — Euro
HUF — Hungarian Forint
IDR — Indonesian Rupiah
MXN — Mexican Peso
MYR — Malaysian Ringgit
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
THB — Thailand Baht
TRY— Turkish Lira
ZAR — South African Rand

As of July 31, 2017, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-007-0300

Cambria Investment Management
Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 94.9%
Consumer Discretionary — 13.2%
Aaron's	1,656	$76,640
Adtalem Global Education	2,054	66,755
Best Buy	1,512	88,209
Caesars Entertainment*	5,121	63,244
Career Education*	10,919	91,828
Children's Place	690	72,899
Conn's*	3,729	79,800
Eldorado Resorts*	4,206	85,802
K12*	4,760	84,300
KB Home	2,845	65,208
Lumber Liquidators Holdings*	2,863	70,745
MDC Holdings	1,832	62,819
Office Depot	11,385	66,830
Penn National Gaming*	3,415	68,846
Scientific Games, Cl A*	2,392	88,625
Superior Industries International	2,940	57,477
Taylor Morrison Home, Cl A*	2,708	61,255
		1,251,282
Consumer Staples — 2.2%
Central Garden & Pet, Cl A*	2,951	90,773
Universal	1,848	118,179
		208,952
Energy — 3.2%
Delek US Holdings	2,479	64,727
Exterran*	2,856	79,083
Renewable Energy Group*	5,100	63,750
SandRidge Energy*	4,931	95,217
		302,777
Financials — 34.5%
Allstate	718	65,338
American Equity Investment Life Holding	3,743	100,238
American Financial Group	1,320	133,848
American National Insurance	539	64,141
Assurant	1,240	130,535
Assured Guaranty	2,381	107,169
Bank of America	3,735	90,088
Cincinnati Financial	903	68,772
Citizens Financial Group	2,503	87,805
CNA Financial	2,001	103,952
Employers Holdings	1,727	74,865

Description	Shares	Value

Encore Capital Group*	1,566	$62,797
Enova International*	4,443	64,424
Fairfax Financial Holdings	95	45,390
Fidelity & Guaranty Life	2,062	64,231
Green Bancorp*	5,128	115,124
Green Dot, Cl A*	2,118	85,228
Health Insurance Innovations, Cl A*	3,622	101,597
Lincoln National	992	72,476
MBIA*	6,727	68,414
NMI Holdings, Cl A*	7,899	93,208
Old Republic International	5,888	115,523
Principal Financial Group	1,392	92,916
Progressive	3,056	144,029
Prudential Financial	630	71,335
Regions Financial	4,578	66,839
Reinsurance Group of America, Cl A	992	139,078
Selective Insurance Group	3,000	151,950
State National	3,886	81,140
Travelers	519	66,479
Unum Group	1,901	95,297
Voya Financial	2,329	91,390
Walker & Dunlop*	1,348	67,737
World Acceptance*	1,006	76,023
WR Berkley	1,696	116,973
Zions Bancorporation	2,123	96,214
		3,272,563
Health Care — 3.5%
Anthem	334	62,194
Lantheus Holdings*	11,114	205,053
WellCare Health Plans*	347	61,416
		328,663
Industrials — 17.0%
Brink's	3,288	256,957
Chart Industries*	3,095	105,230
Greenbrier	1,559	70,155
Insteel Industries	2,203	57,983
Jacobs Engineering Group	1,876	98,903
Kimball International, Cl B	4,276	71,281
Manitowoc	11,174	63,804
Meritor*	5,165	89,251
MRC Global*	3,919	64,036
MYR Group*	3,300	104,973
Rush Enterprises, Cl A*	1,809	78,023

Cambria Investment Management
Schedule of Investments ● Cambria Value and Momentum ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

SkyWest	5,208	$190,092
Tetra Tech	1,640	77,818
Tutor Perini*	4,631	123,184
United Continental Holdings*	1,240	83,923
Wabash National	4,323	82,483
		1,618,096
Information Technology — 14.0%
Advanced Energy Industries*	3,744	271,627
Arrow Electronics*	871	70,804
Benchmark Electronics*	2,741	92,235
II-VI*	2,273	86,601
Insight Enterprises*	2,150	87,118
InterDigital	1,025	74,671
Jabil	2,118	64,599
KEMET*	5,056	85,194
Kimball Electronics*	3,610	70,215
MoneyGram International*	5,550	90,576
NETGEAR*	1,484	71,084
PCM*	3,677	45,503
Sanmina*	3,355	120,276
TTM Technologies*	5,621	97,692
		1,328,195
Materials — 4.7%
Alcoa	2,246	81,754
Century Aluminum*	7,097	119,088
Huntsman	2,476	65,911
Trinseo	1,349	94,834
Tronox, Cl A	4,620	89,536
		451,123
Telecommunication Services — 1.9%
Boingo Wireless*	11,992	177,841

Utilities — 0.7%
Spark Energy, Cl A	3,337	69,410

Total Common Stock
(Cost $7,879,465)		9,008,902

Total Investments - 94.9%
(Cost $7,879,465)†		$9,008,902
Other Assets and Liabilities - 5.1%		479,694

Description	Value

Net Assets - 100.0%	$9,488,596

Percentages are based on Net Assets.

The open futures contracts held by the Fund at July 31, 2017, is as follows:

A summary of the open futures contracts held by the Fund at July 31, 2017, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Unrealized Depreciation
S&P 500 Index EMINI	(39)	Sep-2017	$ (4,812,600)	$ (79,448)

For the period ended July 31, 2017, the monthly average notional value of the short equity futures contracts held was $(4,422,808) and the ending notional value of short equity futures contracts held was $(4,812,600).

*	Non-income producing security.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $7,879,465, and the unrealized appreciation and depreciation were $1,274,154 and $(144,717), respectively.

Cl — Class

As of July 31, 2017, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CIM-QH-006-0400

Cambria Investment Management
Schedule of Investments ● Cambria Global Asset Allocation ETF● July 31, 2017 (unaudited)

Description	Shares	Value

EXCHANGE TRADED FUNDS — 99.5%
Cambria Emerging Shareholder Yield ETF‡	145,450	$4,688,174
Cambria Foreign Shareholder Yield ETF‡	34,272	851,317
Cambria Global Value ETF‡	75,341	1,875,238
Cambria Shareholder Yield ETF‡	37,696	1,304,659
Cambria Sovereign High Yield Bond ETF‡	53,066	1,533,077
iShares 20+ Year Treasury Bond ETF	6,592	817,672
iShares 7-10 Year Treasury Bond ETF	11,360	1,213,816
iShares Edge MSCI USA Momentum Factor ETF	23,392	2,151,596
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,048	1,216,913
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	146,498	2,406,962
SPDR Bloomberg Barclays High Yield Bond ETF	20,480	765,952
SPDR Bloomberg Barclays International Corporate Bond ETF	24,586	852,151
SPDR Bloomberg Barclays TIPS ETF	21,312	1,199,439
SPDR Citi International Government Inflation-Protected Bond ETF	21,928	1,248,800
VanEck Vectors Emerging Markets High Yield Bond ETF	65,472	1,609,302
VanEck Vectors International High Yield Bond ETF	31,008	793,495
Vanguard Emerging Markets Government Bond ETF	23,816	1,914,806
Vanguard FTSE All World ex-US Small-Capital ETF	8,160	914,165
Vanguard FTSE Developed Markets ETF	40,448	1,719,444
Vanguard Global ex-U.S. Real Estate ETF	21,376	1,251,565
Vanguard Mid-Capital ETF	12,960	1,880,366
Vanguard REIT ETF	14,944	1,259,181
Vanguard Short-Term Bond ETF	9,952	796,359
Vanguard Short-Term Corporate Bond ETF	9,984	801,116
Vanguard Total Bond Market ETF	38,888	3,188,427
Vanguard Total International Bond ETF	37,888	2,061,107

Description	Shares	Value

Vanguard Total Stock Market ETF	15,136	$1,919,093

Total Exchange Traded Funds
(Cost $39,707,901)		42,234,192

Total Investments - 99.5%
(Cost $39,707,901)†		$42,234,192
Other Assets and Liabilities - 0.5%		198,169
Net Assets - 100.0%		$42,432,361

Percentages are based on Net Assets.

‡
Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the "Investment Adviser") or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund's distributor.  Transactions with affiliated companies during the period ended July 31, 2017 are as follows:

Value of Shares Held as of 04/30/17	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 07/31/17	Dividend Income
Cambria Emerging Shareholder Yield ETF
$ 3,950,496	$416,861	$-	$320,817	$-	$4,688,174	$68,636
Cambria Foreign Shareholder Yield ETF
$ 719,637	$77,401	$-	$54,279	$-	$851,317	$15,061
Cambria Global Value ETF
$ 1,558,127	$168,217	$-	$148,894	$-	$1,875,238	$22,696
Cambria Shareholder Yield ETF
$ 1,161,508	$120,727	$-	$22,424	$-	$1,304,659	$4,584
Cambria Sovereign Bond ETF
$ 1,324,935	$140,283	$-	$67,859	$-	$1,533,077	$30,797

†	At July 31, 2017, the tax basis cost of the Fund's investments was $39,707,901, and the unrealized appreciation and depreciation were $2,660,288 and $(133,997), respectively.

ETF — Exchanged Traded Fund
FTSE — Financial Times Stock Exchange
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depositary Receipt
TIPS — Treasury Inflation Protected Security

As of July 31, 2017, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-005-0700

Cambria Investment Management
Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2017 (unaudited)

Description	Shares	Value

COMMON STOCK — 94.5%
Consumer Discretionary — 5.4%
Genuine Parts	21,760	$1,848,077
McDonald's	13,430	2,083,530
Starbucks	32,470	1,752,731
		5,684,338
Consumer Staples — 14.8%
Altria Group	28,135	1,827,931
Hershey	17,935	1,888,735
Kellogg	28,220	1,918,960
Kimberly-Clark	15,640	1,926,223
PepsiCo	17,425	2,031,929
Procter & Gamble	23,205	2,107,478
Sysco	36,635	1,927,734
Wal-Mart Stores	25,245	2,019,347
		15,648,337
Energy — 5.7%
Chevron	18,785	2,051,134
ExxonMobil	24,310	1,945,772
Magellan Midstream Partners (A)	319	22,254
Occidental Petroleum	32,810	2,031,923
		6,051,083
Financials — 13.9%
Aflac	26,945	2,148,864
CME Group, Cl A	17,085	2,094,963
Eaton Vance	44,625	2,190,641
FactSet Research Systems	12,325	2,060,986
JPMorgan Chase	23,460	2,153,628
US Bancorp	39,015	2,059,211
Wells Fargo	37,655	2,031,111
		14,739,404
Health Care — 12.2%
Abbott Laboratories	46,155	2,269,903
Amgen	12,665	2,210,169
Eli Lilly	25,415	2,100,804
Johnson & Johnson	15,725	2,087,022
Merck	31,280	1,998,166
UnitedHealth Group	11,645	2,233,628
		12,899,692
Industrials — 17.5%
3M	10,200	2,051,934
Cummins	12,920	2,169,268

Description	Shares/Contracts	Value

Emerson Electric	33,745	$2,011,539
General Dynamics	10,200	2,002,566
Illinois Tool Works	14,535	2,045,220
Lockheed Martin	7,310	2,135,471
Norfolk Southern	17,595	1,980,845
United Technologies	16,490	1,955,219
Waste Management	28,305	2,127,121
		18,479,183
Information Technology — 15.5%
Accenture, Cl A	16,490	2,124,242
Apple	12,920	1,921,592
Broadridge Financial Solutions	27,285	2,069,840
Cisco Systems	64,175	2,018,304
Harris	18,530	2,121,129
Intel	56,270	1,995,897
Microsoft	29,325	2,131,927
Paychex	34,765	2,011,155
		16,394,086
Materials — 1.9%
Air Products & Chemicals	13,940	1,981,571

Telecommunication Services — 1.9%
AT&T	52,275	2,038,725

Utilities — 5.7%
NextEra Energy	14,535	2,123,418
SCANA	30,600	1,969,722
Southern	40,120	1,922,952
		6,016,092

Total Common Stock
(Cost $98,927,602)		99,932,511

Total Investments - 94.5%
(Cost $98,927,602)†		$99,932,511
Other Assets and Liabilities - 5.5%		5,871,085
Net Assets - 100.0%		$105,803,596

PURCHASED OPTIONS*‡ — 2.7%
SPY, Put Option, Expires 08/18/2017, Strike Price $240	2,350	$97,525

Cambria Investment Management
Schedule of Investments ● Cambria Core Equity ETF ● July 31, 2017 (unaudited)

Description	Contracts	Value

SPY, Put Option, Expires 12/21/2018, Strike Price $215	3,784	$2,718,804

Total Purchased Options
(Cost $4,558,260)		$2,816,329

WRITTEN OPTION*‡ — (0.4)%
SPX, Call Option, Expires 12/15/2017, Strike Price $2,575	(300)	$(384,000)

Total Written Option
(Proceeds $458,630)		$(384,000)

Percentages are based on Net Assets.

*	Non-income producing security.
‡
For the period ended July 31, 2017, the average notional value of long equity options held was $3,520,255 and the ending notional value of long equity options held was $2,816,329. For the period ended July 31, 2017 the average notional value of short equity options held was $(338,384) and the ending notional value of short equity options held was $(384,000).

(A)	Securities considered Master Limited Partnership. At July 31, 2017, these securities amounted to $22,254 or 0.0% of Net Assets.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $98,927,602, and the unrealized appreciation and depreciation were $2,549,358 and $(1,544,449), respectively.

Cl — Class

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,932,511	$—	$—	$99,932,511
Total Investments in Securities	$99,932,511	$—	$—	$99,932,511

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$2,816,329	$—	$—	$2,816,329
Written Option	(384,000)	—	—	(384,000)
Total Other Financial Instruments	$2,432,329	$—	$—	$2,432,329

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-010-0100

Cambria Investment Management
Schedule of Investments ● Cambria Tail Risk ETF ● July 31, 2017 (unaudited)

Description	Face Amount/Contracts	Value

U.S. TREASURY OBLIGATION — 93.7%

U.S. Treasury Note
2.250%, 02/15/27	$4,489,600	$4,475,045

Total U.S. Treasury Obligations
(Cost $4,459,635)		4,475,045

Total Investments - 93.7%
(Cost $4,459,635)†		$4,475,045
Other Assets and Liabilities - 6.3%		301,789
Net Assets - 100.0%		$4,776,834

PURCHASED OPTIONS*‡ — 3.9%
SPX, Put Option, Expires 12/15/17, Strike Price $2,150	10	$12,900
SPX, Put Option, Expires 06/15/2018, Strike Price $2,225	7	36,540
SPX, Put Option, Expires 12/15/2017, Strike Price $2,125	9	10,395
SPX, Put Option, Expires 09/15/2017, Strike Price $2,150	3	675
SPX, Put Option, Expires 09/15/2017, Strike Price $2,125	2	400
SPX, Put Option, Expires 6/15/2018, Strike Price $2,125	6	22,620
SPX, Put Option, Expires 03/16/2018, Strike Price $2,125	9	21,645
SPX, Put Option, Expires 06/15/2018, Strike Price $2,150	6	24,540
SPX, Put Option, Expires 06/15/2018, Strike Price $2,200	6	28,890
SPX, Put Option, Expires 03/16/2018, Strike Price $2,150	10	26,400

Total Purchased Options
(Cost $326,537)		$185,005

Percentages are based on Net Assets.

*	Non-income producing security.
‡	For the period ended July 31, 2017, the average notional value of equity purchased options held was $233,848 and the ending notional value of equity purchased options held was $185,005.
†	At July 31, 2017, the tax basis cost of the Fund's investments was $4,459,635, and the unrealized appreciation and depreciation were $15,410 and $(0), respectively.

The following is a list of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$4,475,045	$—	$4,475,045
Total Investments in Securities	$—	$4,475,045	$—	$4,475,045

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$185,005	$—	$—	$185,005
Total Other Financial Instruments	$185,005	$—	$—	$185,005

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

CIM-QH-011-0100

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric Richardson
Eric Richardson, President

Date: September 29, 2017

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: September 29, 2017